Contingencies, commitments and restrictions on the distribution of profits (Details 1) R$ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Natal Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%	10.00%
Natal Concession Agreement | Phase I event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	$ 19.7	R$ 65.0
Natal Concession Agreement | From the formal commencement of Phase II until the end of the contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	1.9	6.5
Natal Concession Agreement | Phase II event
Schedule Of Commitment [Line Items]
Current amount of performance bond	3.6	11.9
Brasilia Concession Agreement
Schedule Of Commitment [Line Items]
Current amount of performance bond	$ 56.9	R$ 188.5
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%	10.00%
Performance bond upon termination of concession agreement	$ 5.8	R$ 19.1
Brasilia Concession Agreement | Phase I B Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	80.6	266.7
Brasilia Concession Agreement | After completion of Phase I-B of the Natal Concession Agreement or at the termination of the contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	$ 40.3	R$ 133.3